CHOU AMERICA MUTUAL FUNDS (THE "TRUST")
SUPPLEMENT DATED JULY 18, 2014 TO
THE STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”) DATED MAY 1, 2014

Effective July 7, 2014, the Board of Trustees (“The Board”) approved the election of Errol Tyrone Tull as Independent Trustee of the Trust and approved the resignation of David McLean as Independent Trustee.

The tables in the sub-section entitled “Board Structure and Related Matters.” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Pages 28 and 29 of the SAI is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lily Pinarello Born: 1953	Trustee	Since 2010	Retired since 1999.	2	0
Errol Tyrone Tull Born: 1945	Trustee	Since 2014	Retired since 2010; Benefits Co-ordinator, Crown Metal Packaging, 1971-2010.	2	0

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Francis S.M. Chou Born: 1956	Trustee	Since 2010	Chief Executive Officer, Chou America Management, Inc., since 2010; Chief Executive Officer, Chou Associates Management Inc., since 1986.	2	0

The last two paragraphs in the sub-section entitled “Board Structure and Related Matters.” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 29 of the SAI are hereby deleted in their entirety and replaced with the following:

Lily Pinarello: Ms. Pinarello has accounting experience with a corporation and private businesses and as an officer and board member of a non-profit organization.

Errol Tyrone Tull: Mr. Tull has extensive experience in fund management and administration as the chair of fund and pension committees. Mr. Tull’s skills and background in implementation and compliance with governmental policies and legal requirements assist the Board in its oversight of Fund and Trust operations.

The table in the sub-section entitled “Trustees Ownership in the Funds and in Family of Investment Companies” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 30 of the SAI is hereby deleted in its entirety and replaced with the following:

Trustees	Dollar Range of Beneficial Ownership as of December 31, 2013		Aggregate Dollar Range of Ownership as of December 31, 2013 , in all Registered Investment Companies Overseen by Trustee in the Trust
	Opportunity Fund	Income Fund
Independent Trustees

David McLean1	None	None	None
Lily Pinarello	None	None	None

Errol Tyrone Tull2	None	None	None
Interested Trustee
Francis S.M. Chou	Over $100,000	Over $100,000	Over $100,000

1 Mr. McLean resigned as an Independent Trustee on July 7, 2014.
2 Errol Tyrone Tull was appointed as an Independent Trustee on July 7, 2014.

The following sentence is added as the second sentence in the sub-section entitled “Ownership of the Adviser and Related Companies” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 30 of the SAI:

Further, as of July 7, 2014, neither Mr. Tull nor any member of his immediate family owned, beneficially or of record, securities of the Distributor, or any person directly or indirectly, controlling, controlled by or under common control with Chou or the Distributor.

The first sentence in the sub-section entitled “Audit and Compliance Committee” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 30 of the SAI is hereby deleted in its entirety and replaced with the following:

The Trust's Audit and Compliance Committee, which meets when necessary, consists of the Independent Trustees, Ms. Pinarello and Mr. Tull.

The first sentence in the sub-section entitled “Qualified Legal Compliance Committee” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 30 of the SAI is hereby deleted in its entirety and replaced with the following:

The Qualified Legal Compliance Committee (the "QLCC"), which meets when necessary, consists of Messrs. Chou and Tull and Ms. Pinarello.

The table in the sub-section entitled “Compensation of Trustees and Officers” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 31 of the SAI is hereby deleted in its entirety and replaced with the following:

Trustee	Compensation from Opportunity Fund	Compensation from Income Fund	Pension or Retirement Benefits	Total Compensation from the Trust
Independent Trustee
David McLean3	$3,250	$3,250	$0	$6,500
Lily Pinarello	$3,250	$3,250	$0	$6,500
Errol Tyrone Tull4	$0	$0	$0	$0
Interested Trustee
Francis S.M. Chou	$0	$0	$0	$0

3 Mr. McLean resigned as an Independent Trustee on July 7, 2014.
4 Errol Tyrone Tull was appointed as an Independent Trustee on July 7, 2014.

For more information, please contact the Chou America Mutual Funds at (877) 682-6352 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE